NORTHERN INSTITUTIONAL FUNDS Stablecoin Cash Reserves Portfolio

Summary Prospectus | September 8, 2026	Ticker: Premier Shares—NSPXX

Before you invest, you may want to review the Portfolio’s complete Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s complete Prospectus, reports to shareholders, and other information about the Portfolio online at northerntrust.com/nif-prospectus. You can also get this information at no cost by calling 800-637-1380 or by sending an e-mail request to northern-funds@ntrs.com. If you purchase shares of the Portfolio through a financial intermediary (such as a bank or a broker-dealer), the complete Prospectus and other information are also available from your financial intermediary. The Portfolio’s complete Prospectus and Statement of Additional Information, both dated September 8, 2026, as supplemented, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy, hold and sell Premier Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Premier Shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Premier Shares

Management Fees	0.16%

Other Expenses(1)	0.12%

Transfer Agent Fees	0.02%

Service Fees	0.05%

Other Operating Expenses	0.05%

Total Annual Portfolio Operating Expenses	0.28%

Expense Reimbursement(2)	(0.05)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.23%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.18%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before September 30, 2027 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$24	$84

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, in:

∎	Cash;

∎	Treasury bills, Treasury notes, and Treasury bonds (“Treasury Obligations”) with a remaining maturity of 93 days or less; and

∎	Overnight repurchase agreements collateralized by Treasury Obligations.

Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by

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applicable regulations, at the time of acquisition (e.g., government securities and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees).

The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.

Shares of the Portfolio are intended to serve as reserves backing outstanding payment stablecoins. The Portfolio does not invest in stablecoins.

PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of the Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of the Portfolio’s securities will tend to be higher. The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Interest rate changes can be sudden and unpredictable and may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.

DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.

INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.

U.S. TREASURY OBLIGATIONS RISK is the risk that because securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, the market prices for such securities will fluctuate. Changes to the financial condition or credit rating of the U.S. government may cause the value of the Treasury Obligations held by the Portfolio to decline. U.S. Treasury Obligations that are held to maturity have historically involved minimal risk of loss of principal. Notwithstanding that U.S. Treasury Obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, which could result in losses to and redemptions from the Portfolio. Such non-payment could also result in substantial negative consequences for the U.S. economy and the global financial system.

MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.

CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may

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also subject the Portfolio to increased credit risk exposure to the custodian bank.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

STABLECOIN RESERVE RISK is the risk that because shares of the Portfolio are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the payment stablecoins issued to their customers, the Portfolio may experience adverse effects to the extent such shareholders purchase or redeem large amounts of shares of the Portfolio. Stablecoins are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the Portfolio does not invest in stablecoins, the assets of the Portfolio are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins may face periods of uncertainty and volatility that result in the potential for rapid or unexpected redemption requests by one or more stablecoin issuers, which could adversely affect remaining Portfolio shareholders, the Portfolio’s liquidity and yield, and the Portfolio’s ability to maintain a stable NAV. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer. Because the Portfolio intends to invest only in certain eligible reserve assets in which payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (“GENIUS Act”), the Portfolio’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may impact the investments or investment strategies available in connection with managing the Portfolio.

LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. Because shares of the Portfolio are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins, this risk is heightened to the extent there is an event impacting multiple stablecoin issuers at the same time, or impacting stablecoins in general, that causes such investors to redeem their shares at the same time.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.

An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

PORTFOLIO PERFORMANCE

The Portfolio is new and therefore does not have a performance history for a full calendar year. Performance information for the Portfolio will be provided once it has annual returns for a full calendar year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio, when available, may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800-637-1380.

MANAGEMENT

INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio.

Under the Service Plan for Premier Shares, Northern Institutional Funds (the “Trust”) has entered into a servicing agreement with The Northern Trust Company (“TNTC”) under which TNTC has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares. In exchange for these services, TNTC, as servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Premier Shares of the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolio is designed for purchase by stablecoin issuers and institutional investors.

Premier Shares of the Portfolio are currently offered only through Northern Trust custody sweep. There is no minimum initial or subsequent investment required for purchases of Premier Shares.

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On any business day, you may sell (redeem) Premier Shares of the Portfolio through your custody sweep account by contacting your Northern Trust account representative.

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-exempt or tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-advantaged accounts.

PAYMENTS TO BROKERS DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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